SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
SHARE CAPITAL
Options, outstanding, beginning	45,820,000	45,820,000	46,927,500	46,927,500
Options, granted	12,190,000	12,190,000	11,350,000	11,350,000
Options, exercised	(2,287,500)	(2,287,500)	(3,717,500)	(3,717,500)
Options, expired	(7,820,000)	(7,820,000)	(2,790,000)	(2,790,000)
Options, forfeited	(2,762,500)	(2,762,500)	(5,950,000)	(5,950,000)
Options, outstanding, ending	45,140,000	45,140,000	45,820,000	45,820,000	46,927,500
Weighted average exercise price, outstanding, beginning | (per share)	$ 0.53	$ 0.53	$ 0.57
Weighted average exercise price, granted | $ / shares	0.23		0.25
Weighted average exercise price, exercised | $ / shares	0.25		0.33
Weighted average exercise price, expired | $ / shares	0.73		0.40
Weighted average exercise price, forfeited | $ / shares	0.39		0.52
Weighted average exercise price, outstanding, ending | (per share)	$ 0.44		$ 0.53	$ 0.53	$ 0.57